Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Apr. 09, 2019
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 3,966	$ 3,949
Total current financial debts	114	169
Total financial debts	4,080	4,118	$ 3,500
Facility B
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	796	794
Facility C
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	395	429
Local facilities (Japan)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	47	0
Total current financial debts	84	101
Series 2026 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	496	496
Series 2029 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	993	992
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	745	744
Series 2049 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	494	494
Revolving facility
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	0
Local facilities, all other
Disclosure of detailed information about borrowings [line items]
Total current financial debts	17	49
Other short-term financial debts
Disclosure of detailed information about borrowings [line items]
Total current financial debts	6	12
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	7	7
Total financial debts	$ 7	$ 7